UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 30, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 92
Form 13F Information Table Value Total: 667,075
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101     7261 514950.000SH      SOLE                        514950.000
Abitibi-Consol                 COM              003924107     1896 280000.000SH      SOLE                        280000.000
Amdocs Ltd.                    COM              G02602103     1280 200000.000SH      SOLE                        200000.000
American Woodmark Corp         COM              030506109    16575 326665.600SH      SOLE                        326665.600
Anadarko Petroleum Corp.       COM              032511107     4336 97340.000SH       SOLE                         97340.000
Apollo Group Inc CL A          COM              037604105      977 22500.000SH       SOLE                         22500.000
Applied Materials              COM              038222105     3107 269000.000SH      SOLE                        269000.000
Ark Best Corp.                 COM              040790107    30009 1045942.000SH     SOLE                        1045942.000
BE Aerospace Inc               COM              073302101      792 166422.000SH      SOLE                        166422.000
Beazer Homes Inc.              COM              07556q105    17959 294173.768SH      SOLE                        294173.768
Berkshire Hathaway CL A        COM              084670108      369    5.000 SH       SOLE                             5.000
Black & Decker Corp            COM              091797100     3887 92700.000SH       SOLE                         92700.000
Calpine Corp.                  COM              131347106     6889 2789051.000SH     SOLE                        2789051.000
Cemex S A Ssponsor ADR New Rep COM              151290889    18043 865369.934SH      SOLE                        865369.934
Cendant                        COM              151313103    15338 1425425.000SH     SOLE                        1425425.000
Centex Corp                    COM              152312104    30385 685125.000SH      SOLE                        685125.000
Citigroup Inc                  COM              172967101    16154 544823.032SH      SOLE                        544823.032
Citrix Sys Inc                 COM              177376100     6888 1142300.000SH     SOLE                        1142300.000
Conductus                      COM              206784100      301 583700.000SH      SOLE                        583700.000
ConocoPhillips                 COM              20825c104    12216 264196.000SH      SOLE                        264196.000
Conseco Inc                    COM              208464107      105 1383411.601SH     SOLE                        1383411.601
Countrywide Credit Ind.        COM              222372104    27881 591316.360SH      SOLE                        591316.360
D&K Healthcare                 COM              232861104     3886 434200.000SH      SOLE                        434200.000
DVI Inc                        COM              233343102      110 23000.000SH       SOLE                         23000.000
Delphi Automotive Systems Corp COM              247126105     3711 434013.000SH      SOLE                        434013.000
Dynegy Inc.                    COM              26816Q101      603 520000.000SH      SOLE                        520000.000
El Paso Corporation            COM              28336l109     7864 950901.144SH      SOLE                        950901.144
EnPro Industries Inc.          COM              29355X107      446 130000.000SH      SOLE                        130000.000
Ethan Allen Interiors Inc      COM              297602104     1456 45000.000SH       SOLE                         45000.000
Fannie Mae                     COM              313586109     6952 116762.000SH      SOLE                        116762.000
Fidelity National Financial    COM              316326107    36291 1262721.000SH     SOLE                        1262721.000
Fleming Cos. Inc.              COM              339130106      350 70000.000SH       SOLE                         70000.000
Ford Motor Company             COM              345370860     1933 197238.000SH      SOLE                        197238.000
Frontier Airlines              COM              359065109     1566 320900.000SH      SOLE                        320900.000
Gabelli Asset Management       COM              36239Y102     3691 124500.000SH      SOLE                        124500.000
General Cable Corp             COM              369300108      485 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      350 14219.000SH       SOLE                         14219.000
GlobalSantaFe Corp.            COM              g3930e101      374 16756.000SH       SOLE                         16756.000
Goodrich Co, B F               COM              382388106    10675 565390.000SH      SOLE                        565390.000
Graco Inc.                     COM              384109104     6736 271621.000SH      SOLE                        271621.000
Houston Exploration            COM              442120101     5626 180600.000SH      SOLE                        180600.000
Intel Corp                     COM              458140100      356 25636.000SH       SOLE                         25636.000
International Business Machine COM              459200101    10940 187367.851SH      SOLE                        187367.851
JLG Industries Inc.            COM              466210101     1234 153252.801SH      SOLE                        153252.801
Knight Trading Group Inc.      COM              499063105     2625 700000.000SH      SOLE                        700000.000
Lamson & Sessions              COM              513696104     1649 478000.000SH      SOLE                        478000.000
Masco Corp                     COM              574599106     2686 137377.000SH      SOLE                        137377.000
Mastec Inc.                    COM              576323109     2436 754285.000SH      SOLE                        754285.000
Mellon Financial Corp.         COM              58551A108     4359 168091.456SH      SOLE                        168091.456
Merck & Company                COM              589331107      562 12286.000SH       SOLE                         12286.000
Meritage Corp.                 COM              59001A102    20773 585970.000SH      SOLE                        585970.000
Merrill Lynch                  COM              590188108     8469 257020.000SH      SOLE                        257020.000
Metris Companies               COM              591598107      274 118800.000SH      SOLE                        118800.000
Mohawk Industries, Inc.        COM              608190104    25610 515801.000SH      SOLE                        515801.000
Monaco Coach                   COM              60886R103     3776 188512.000SH      SOLE                        188512.000
Morgan Stanley Dean Witter Dis COM              617446448     5671 167385.000SH      SOLE                        167385.000
NVR Inc.                       COM              62944t105    39351 131245.000SH      SOLE                        131245.000
Nabors Industries LTD New      COM              G6359F103     8312 253800.000SH      SOLE                        253800.000
National RV Holdings           COM              637277104     2050 333300.000SH      SOLE                        333300.000
Nicholas Financial Inc.        COM              65373J209       87 21000.000SH       SOLE                         21000.000
Ocean Energy Inc.              COM              67481e106    11042 553460.000SH      SOLE                        553460.000
Omni Energy Services           COM              68210T109       41 28799.000SH       SOLE                         28799.000
Orthodontic Centers of America COM              68750p103     8499 794320.000SH      SOLE                        794320.000
PNC Financial                  COM              693475105     7068 167599.000SH      SOLE                        167599.000
Patterson Energy Inc.          COM              703481101    16217 635710.000SH      SOLE                        635710.000
Philip Morris                  COM              718154107     8838 227780.000SH      SOLE                        227780.000
Photon Dynamics Inc.           COM              719364101     5099 273700.000SH      SOLE                        273700.000
Polaris Industries, Inc.       COM              731068102    20044 323285.000SH      SOLE                        323285.000
Pulte Homes, Inc.              COM              745867101     4694 110115.000SH      SOLE                        110115.000
R G Barry Corp                 COM              068798107     1340 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973w107      420 40000.000SH       SOLE                         40000.000
Readers Digest Assoc.          COM              755267101     3528 225400.000SH      SOLE                        225400.000
Rush Enterprises CLA           COM              781846209     1128 282005.000SH      SOLE                        282005.000
Rush Enterprises CLB           COM              781846308     1170 282005.000SH      SOLE                        282005.000
Salton                         COM              795757103     1690 198563.000SH      SOLE                        198563.000
Sovereign Bancorp Inc.         COM              845905108     1290 100000.000SH      SOLE                        100000.000
Stanley Furniture Inc.         COM              854305208     9844 463445.000SH      SOLE                        463445.000
Super Value Stores             COM              868536103     3297 204132.000SH      SOLE                        204132.000
Superior Industries Intl Inc   COM              868168105    21819 463449.000SH      SOLE                        463449.000
Terex Corp Del                 COM              880779103     2215 131050.000SH      SOLE                        131050.000
Texas Industries Inc.          COM              882491103     6035 248557.448SH      SOLE                        248557.448
Thor Industries Inc.           COM              885160101     3643 104800.000SH      SOLE                        104800.000
Toll Brothers Inc.             COM              889478103     4344 199800.000SH      SOLE                        199800.000
Travelers Property Casualty CL COM              89420g109      263 19948.000SH       SOLE                         19948.000
Travelers Property Casualty CL COM              89420g406      555 40988.999SH       SOLE                         40988.999
Tyco International LTD         COM              902124106    23979 1700637.000SH     SOLE                        1700637.000
Visteon Corp.                  COM              92839u107     3940 416064.000SH      SOLE                        416064.000
Washington Mutual Inc.         COM              939322103    13235 420557.000SH      SOLE                        420557.000
Whirlpool Corp                 COM              963320106    13586 296245.000SH      SOLE                        296245.000
Wilsons Leather                COM              972463103      659 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100    10401 263120.000SH      SOLE                        263120.000
Olstein Financial Alert Fund   MUT              681383204      179 16004.887SH       SOLE                         16004.887